Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	₪ 17,771	₪ 94,819
Short-term deposits	60,547	6,320
Total cash and cash equivalents	78,318	101,139	₪ 232,589	₪ 196,217
Total cash and cash equivalents	78,318	101,139	₪ 232,589	₪ 196,217
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents		24
Total cash and cash equivalents		24
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents		293
Total cash and cash equivalents		293
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	78,318	100,822
Total cash and cash equivalents	₪ 78,318	₪ 100,822